COST OF REVENUE (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cost Of Revenue
Direct labor costs	$ 1,791,000	$ 2,477,000	$ 2,256,000
Director salary		20,000	120,000
Handling cost	$ 156,000	$ 88,000	$ 100,000